Income Tax Effects Allocated to and Cumulative Balance of Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ (11,926)	$ 3,749	$ 1,408	$ (445)
Pretax amount	(23,269)	(17,280)	4,441	2,272
Tax effect	(1,651)	(1,605)	2,100	419
Net-of- tax	(21,618)	(15,675)	2,341	1,853
Ending Balance	(33,544)	(11,926)	3,749	1,408
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(13,592)	2,004	3,332
Pretax amount	(22,997)	(17,143)	(295)
Tax effect	(1,548)	(1,547)	1,033
Net-of- tax	(21,449)	(15,596)	(1,328)
Ending Balance	(35,041)	(13,592)	2,004	3,332
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	28	28	28
Ending Balance	28	28	28	28
Gain on available for sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,105	1,773
Pretax amount	2,177	(1,058)	2,810
Tax effect	779	(390)	1,037
Net-of- tax	1,398	(668)	1,773
Ending Balance	2,503	1,105	1,773
Change in AOCI related to postretirement healthcare plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	533	(56)	(1,952)
Pretax amount	(2,449)	921	1,926
Tax effect	(882)	332	30
Net-of- tax	(1,567)	589	1,896
Ending Balance	$ (1,034)	$ 533	$ (56)	$ (1,952)